Contributed Equity - Ordinary Share Capital (Parenthetical) (Details)											6 Months Ended	12 Months Ended
	Dec. 22, 2022 shares	Aug. 05, 2022 shares	Jul. 08, 2022 USD ($) $ / shares shares	Jul. 07, 2022 USD ($) $ / shares shares	May 31, 2022 shares	Mar. 08, 2022 USD ($) $ / shares shares	Feb. 01, 2022 USD ($) $ / shares shares	Dec. 14, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2022 USD ($) shares	Jul. 01, 2021 USD ($) shares	May 11, 2021 AUD ($) $ / shares shares	Mar. 03, 2021 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Limited resource loan | $													$ 893,906
Number of shares issued and fully paid											486,774,622	485,951,369				404,601,384
Share issue expenses | $											$ 8,024	$ 137,982	5,891,148	$ 825,737
Share issue costs | $										$ 1,002,924	8,024	137,184	4,888,224
Raised capital | $										$ 71,752,704	$ 338,108,198	$ 338,011,842	$ 167,744,960	$ 71,752,704		$ 175,775,600
Non-KMP
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights	94,718	255,996
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																	5,672,414
Raised capital | $																	$ 16.45
Ordinary Shares | Trevor St Baker's
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																	4,137,931
Par value per share | $ / shares																	$ 2.90
Ordinary Shares | Andrew Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																	1,034,483
Par value per share | $ / shares																	$ 2.90
Ordinary Shares | Robert Natter
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																	431,034
Par value per share | $ / shares																	$ 2.90
Ordinary Shares | Robert Cooper
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																	68,966
Par value per share | $ / shares																	$ 2.90
Institutional Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid																		39,700,000
Par value per share | $ / shares																		$ 2.90
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares									$ 2.67
Number of Shares									77,962,578
Raised capital | $									$ 149,984,585
Placement Shares | Phillips 66 Company
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares									$ 2.67
Number of shares issued									77,962,578
Raised capital | $									$ 150,000,000
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares			$ 0.90	$ 0.90		$ 0.50
Number of Shares			20,000	150,000		33,333
Raised capital | $			$ 12,283	$ 92,097		$ 12,182
Exercise of Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares											302,539
Number of shares issued				302,539
KORE Power Consideration Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares							$ 8.87
Number of Shares							1,974,723
Number of common stock shares acquired															3,333,333
Percentage of common equity															5.00%
Percentage of cash settled in business combination															50.00%
Percentage of shares settled in business combination															50.00%
Consideration amount | $															$ 25,000,000
Raised capital | $							$ 12,376,659
KORE Power Consideration Shares | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued															1,974,723
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	94,718	255,996			87,500			1,291,851
Number of shares issued					87,500			599,851
Number of vested performance rights					87,500			1,291,851
Exercise of Performance Rights | Robert Natter
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued								200,000
Exercise of Performance Rights | Anthony Bellas
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued								200,000
Exercise of Performance Rights | Nick Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued								107,851
Exercise of Performance Rights | Chris Burns
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued								92,000
Exercise of Performance Rights | Philip St Baker
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued								600,000
Exercise of Performance Rights | Employees
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued								92,000